Provisions for Impairment of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Changes in Provision for Loan Losses Recorded on the Income

The movement registered in income for the year related to allowances and impairment due to credit risk, for the year ended December 31, 2021, 2020 and 2019, is summarized as follows:

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2021	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(695)	(325,135)	(33,926)	(229,200)	(225)	(121)	(17,248)	(606,550)
Income for provisions released	388	162,388	11,664	77,778	487	95	27,795	280,595
Recovery of loans previously charged-off	—	22,865	5,500	35,150	—	—	—	63,515
Net charge to income	(307)	(139,882)	(16,762)	(116,272)	262	(26)	10,547	(262,440)

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2020	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(10)	(541,857)	(27,516)	(223,664)	(250)	(86)	(16,366)	(809,749)
Income for provisions released	218	173,955	9,667	86,312	1,649	9	10,861	282,671
Recovery of loans previously charged-off	—	25,511	2,558	32,779	—	—	—	60,848
Net charge to income	208	(342,391)	(15,291)	(104,573)	1,399	(77)	(5,505)	(466,230)

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2019	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(507)	(423,043)	(35,031)	(279,002)	(2,223)	(9)	(25,577)	(765,392)	(*)
Income for provisions released	765	178,243	9,102	89,247	19	—	46,673	324,049	(*)
Recovery of loans previously charged-off	—	22,213	2,791	33,661	—	—	—	58,665
Net charge to income	258	(222,587)	(23,138)	(156,094)	(2,204)	(9)	21,096	(382,678)
(*)	The amounts in the Consolidated Statements of Cash Flows for the year are as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Charge to income for provisions established	606,550	809,749	765,392
Credit to income for provisions used	(280,595)	(282,671)	(324,049)
	325,955	527,078	441,343

Schedule of Established and Released Provision Amounts

The detail by type of loans, analyzed collectively and individually, which were constituted and released by way of provision, is as follows:

		As of December 31, 2021
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(325,135)	162,388	(162,747)
Mortgage		(33,926)	11,664	(22,262)
Consumer		(229,200)	77,778	(151,422)
Subtotals	10	(588,261)	251,830	(336,431)
Interbank loans, net	9	(695)	388	(307)
Totals		(588,956)	252,218	(336,738)

		As of December 31, 2020
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(541,857)	173,955	(367,902)
Mortgage		(27,516)	9,667	(17,849)
Consumer		(223,664)	86,312	(137,352)
Subtotals	10	(793,037)	269,934	(523,103)
Interbank loans, net	9	(10)	218	208
Totals		(793,047)	270,152	(522,895)

		As of December 31, 2019
		Provisions established
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(423,043)	178,243	(244,800)
Mortgage		(35,031)	9,102	(25,929)
Consumer		(279,002)	89,247	(189,755)
Subtotals	10	(737,076)	276,592	(460,484)
Interbank loans, net	9	(507)	765	258
Totals		(737,583)	277,357	(460,226)